Shareholder Report, Holdings (Details)_15	Jun. 30, 2024
Class 1 | Asia
Holdings [Line Items]
Percent of Total Investments	79.50%
Class 1 | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	10.90%
Class 1 | North America
Holdings [Line Items]
Percent of Total Investments	3.00%
Class 1 | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	2.50%
Class 1 | Europe
Holdings [Line Items]
Percent of Total Investments	1.40%
Class 1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class 2 | Asia
Holdings [Line Items]
Percent of Total Investments	79.50%
Class 2 | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	10.90%
Class 2 | North America
Holdings [Line Items]
Percent of Total Investments	3.00%
Class 2 | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	2.50%
Class 2 | Europe
Holdings [Line Items]
Percent of Total Investments	1.40%
Class 2 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class 4 | Asia
Holdings [Line Items]
Percent of Total Investments	79.50%
Class 4 | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	10.90%
Class 4 | North America
Holdings [Line Items]
Percent of Total Investments	3.00%
Class 4 | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	2.50%
Class 4 | Europe
Holdings [Line Items]
Percent of Total Investments	1.40%
Class 4 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%